Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance and other of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” above. Our Chief Executive Officer is our principal executive officer, which we refer to as “PEO” in the tables below. The named executive officers are referred to as “NEOs” in the tables below.
Year	Summary Compen- sation Table Total for PEO(1)	Compen- sation Actually Paid to PEO(2) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs(3) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)(7) ($)	Company Selected Measure — AFFO / Diluted Share(8) ($)
					Total Share- holder Return(5) ($)	Peer Group Total Share- holder Return(5)(6) ($)
2022	3,709,844	1,865,221	1,286,794	768,210	113.24	112.46	8,117	1.16
2021	3,879,550	6,002,432	1,992,528	3,092,593	136.05	149.84	3,046	0.94
2020	1,798,890	2,049,176	2,843,423	2,869,203	111.58	106.04	688	0.69

(1)
Represents amounts of total compensation reported for Mr. Manheimer (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,709,844	(2,410,250)	565,627	1,865,221
2021	3,879,550	(2,385,950)	4,508,832	6,002,432
2020	1,798,890	(549,990)	800,276	2,049,176

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,989,403	(1,345,902)	—	(165,363)	—	87,489	565,627
2021	3,974,472	394,138	—	102,526	—	37,696	4,508,832
2020	595,517	181,063	—	14,582	—	9,114	800,276

(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Wittman and Mr. Blocher and (ii) for 2021 and 2020, Mr. Blocher.

(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,286,794	(534,453)	15,869	768,210
2021	1,992,528	(1,054,678)	2,154,743	3,092,593
2020	2,843,423	(2,049,983)	2,075,763	2,869,203

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	37,256	—	146,293	(188,674)	—	20,996	15,869
2021	1,841,550	290,542	—	13,816	—	8,835	2,154,743
2020	2,075,763	—	—	—	—	—	2,075,763
(5)
Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date, if such amount were invested on August 13, 2020 (the date our common stock began trading on the NYSE).

(6)
Our TSR peer group is the NAREIT US EQUITY REIT Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2022.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
AFFO is a non-GAAP financial measure. See Appendix A for the definition of AFFO. AFFO is used by management and stockholders to determine funds available for payment of distributions. AFFO per diluted share for each year presented is AFFO for the twelve months ended December 31, divided by diluted shares outstanding as of December 31 of such year.

Company Selected Measure Name	AFFO / Diluted Share
Named Executive Officers, Footnote [Text Block]
(1)
Represents amounts of total compensation reported for Mr. Manheimer (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.
(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid
(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Wittman and Mr. Blocher and (ii) for 2021 and 2020, Mr. Blocher.
(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Peer Group Issuers, Footnote [Text Block]
(5)
Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date, if such amount were invested on August 13, 2020 (the date our common stock began trading on the NYSE).

(6)
Our TSR peer group is the NAREIT US EQUITY REIT Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 3,709,844	$ 3,879,550	$ 1,798,890
PEO Actually Paid Compensation Amount	$ 1,865,221	6,002,432	2,049,176
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,709,844	(2,410,250)	565,627	1,865,221
2021	3,879,550	(2,385,950)	4,508,832	6,002,432
2020	1,798,890	(549,990)	800,276	2,049,176

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,989,403	(1,345,902)	—	(165,363)	—	87,489	565,627
2021	3,974,472	394,138	—	102,526	—	37,696	4,508,832
2020	595,517	181,063	—	14,582	—	9,114	800,276

Non-PEO NEO Average Total Compensation Amount	$ 1,286,794	1,992,528	2,843,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 768,210	3,092,593	2,869,203
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,286,794	(534,453)	15,869	768,210
2021	1,992,528	(1,054,678)	2,154,743	3,092,593
2020	2,843,423	(2,049,983)	2,075,763	2,869,203

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	37,256	—	146,293	(188,674)	—	20,996	15,869
2021	1,841,550	290,542	—	13,816	—	8,835	2,154,743
2020	2,075,763	—	—	—	—	—	2,075,763

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s net income over the three years presented in the table, on the other.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and AFFO per Diluted Share
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s AFFO per diluted share over the three years presented in the table, on the other.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s three-year cumulative TSR to the three-year cumulative TSR of the companies in the NAREIT US EQUITY REIT Index.

Tabular List [Table Text Block]
Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The list below sets forth the most important financial and other performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance. AFFO per diluted share, net investments, percentage of portfolio that is investment grade and investment grade profile, leverage and occupancy are used as performance measures for the 2022 STI program (each as described above under “Compensation Discussion and Analysis — Short-Term Incentive Program) while absolute TSR and relative TSR are used as performance measures (each as described above under “Compensation Discussion and Analysis — Long-Term Incentive Program) for the 2022 LTI program.
•
AFFO per diluted share

•
Net investments

•
Percentage of portfolio that is investment grade and investment grade profile

•
Leverage

•
Occupancy

•
Absolute TSR

•
Relative TSR

Total Shareholder Return Amount	$ 113.24	136.05	111.58
Peer Group Total Shareholder Return Amount	112.46	149.84	106.04
Net Income (Loss)	$ 8,117,000	$ 3,046,000	$ 688,000
Company Selected Measure Amount	1.16	0.94	0.69
PEO Name	Mr. Manheimer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AFFO per diluted share
Non-GAAP Measure Description [Text Block]
(8)
AFFO is a non-GAAP financial measure. See Appendix A for the definition of AFFO. AFFO is used by management and stockholders to determine funds available for payment of distributions. AFFO per diluted share for each year presented is AFFO for the twelve months ended December 31, divided by diluted shares outstanding as of December 31 of such year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net investments
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Percentage of portfolio that is investment grade and investment grade profile
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Leverage
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Occupancy
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Mr. Manheimer [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,410,250)	$ (2,385,950)	$ (549,990)
Mr. Manheimer [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	565,627	4,508,832	800,276
Mr. Manheimer [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,989,403	3,974,472	595,517
Mr. Manheimer [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,345,902)	394,138	181,063
Mr. Manheimer [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,363)	102,526	14,582
Mr. Manheimer [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	87,489	37,696	9,114
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(534,453)	(1,054,678)	(2,049,983)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,869	2,154,743	2,075,763
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,256	1,841,550	$ 2,075,763
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		290,542
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(188,674)	13,816
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,996	$ 8,835
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 146,293